Note 11 - Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2018	2017
Retirement indemnities	2,287	2,076
Provision for warranty costs	547	449
Accruals for payroll and associated taxes	680	611
Conditional government advances	1,039	1,039
Value added tax payable	327	125
Advances received from customers	115	108
Provision for Asset Retirement Obligation (Japan)	118	100
Provision for employee termination indemnities (Italy)	369	349
Provision for employee termination indemnities (Korea)	30	–
Others	411	360
Total	5,923	5,217
Less non-current portion	(3,800)	(3,681)
Current portion	2,122	1,536

Schedule of Conditional Advances [Table Text Block]
2019	–
2020	–
2021	–
2022	203
2023 and thereafter	836
Total	1,039

Schedule of Product Warranty Liability [Table Text Block]
	December 31,
	2018	2017
Beginning of year	449	548
Amount used during the year	(335)	(415)
New warranty expenses	433	316
End of year	547	449
Less current portion	(356)	(265)
Long term portion	191	184